Putnam Global Income Trust
The fund's portfolio
1/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (49.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.9%)
Government National Mortgage Association Pass-Through Certificates
5.00%, 8/20/49	$70,117	$79,213
4.50%, TBA, 2/1/51	1,000,000	1,077,188
4.00%, TBA, 2/1/51	2,000,000	2,137,500
3.50%, TBA, 2/1/51	1,000,000	1,058,750
3.50%, with due dates from 11/20/47 to 11/20/49	1,469,429	1,617,376
3.00%, TBA, 2/1/51	4,000,000	4,191,250

		10,161,277
U.S. Government Agency Mortgage Obligations (45.5%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 2/1/51	5,000,000	5,359,375
3.50%, TBA, 3/1/51	7,000,000	7,440,234
3.50%, TBA, 2/1/51	9,000,000	9,561,094
2.50%, TBA, 2/1/51	16,000,000	16,847,501
2.00%, TBA, 3/1/51	30,000,000	30,900,000
2.00%, TBA, 2/1/51	37,000,000	38,167,813
1.50%, TBA, 2/1/51	11,000,000	11,034,375

		119,310,392

Total U.S. government and agency mortgage obligations (cost $129,439,959)		$129,471,669

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 4/15/21(i)	$110,905	$111,729

Total U.S. treasury obligations (cost $111,729)		$111,729

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (32.9%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	810,000	$692,782
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	480,000	478,279
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,140,000	963,005
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	310,000	508,969
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	500,000	648,230
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	640,000	844,863
Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%, 9/28/22 (Belgium)	EUR	260,000	341,636
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	480,000	1,047,225
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	260,000	293,062
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	74,228
Chile (Republic of) sr. unsec. bonds 2.45%, 1/31/31 (Chile)		$750,000	789,375
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	925,710
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$940,000	1,034,294
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	570,000	174,045
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,760,000	319,199
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)		$189,000	214,515
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		218,000	270,593
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	300,900
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		459,000	529,571
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,882,311
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	170,000	437,178
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	200,000	412,267
France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	1,330,000	1,659,472
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	2,124,621
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,780,000	2,267,476
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	470,000	613,260
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		$200,000	213,164
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	820,242
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,235,000	1,306,019
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	70,000	119,726
Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	380,000	576,759
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,457,961
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	700,000	1,430,011
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	329,890
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,414,023
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	860,000	1,147,074
Italy (Republic of) sr. unsec. notes Ser. REGS, 0.90%, 8/1/22 (Italy)	EUR	430,000	531,540
Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	1,390,000	1,901,164
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		$335,000	368,500
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	100,000	129,158
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$300,000	322,125
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	100,000	128,585
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	280,000,000	3,082,553
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	38,000,000	380,671
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	407,000,000	5,227,664
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	265,000,000	3,078,545
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	267,000,000	2,594,319
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)	JPY	904,000,000	8,840,204
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	47,000,000	419,278
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	215,000,000	2,912,399
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	886,035
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)		390,000	461,167
Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%, 11/16/27 (Malaysia)	MYR	2,710,000	730,477
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,021,000	1,271,155
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	705,498
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	270,000	601,220
Netherlands (Government of) unsec. bonds 2.25%, 7/15/22 (Netherlands)	EUR	300,000	379,720
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	570,000	736,616
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	317,656
Norway (Government of) unsec. bonds Ser. 476, 3.00%, 3/14/24 (Norway)	NOK	1,760,000	221,460
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	610,000	668,294
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	160,000	141,092
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	1,990,000	1,685,326
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		$570,000	657,786
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	224,950
Peru (Republic of) sr. unsec. bonds 8.75%, 11/21/33 (Peru)		280,000	470,753
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)		320,000	488,000
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)		554,000	585,855
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	503,938
Portugal (Republic of) sr. unsec. notes 1.95%, 6/15/29 (Portugal)	EUR	510,000	724,072
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	571,483
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		250,000	266,563
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 7/30/24 (Senegal)		200,000	220,750
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		525,000	575,531
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	826,392
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	770,000	1,315,118
Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)	EUR	890,000	1,227,811
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	286,733
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	520,000	700,938
Spain (Kingdom of) sr. unsec. notes 0.45%, 10/31/22 (Spain)	EUR	210,000	259,324
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	240,000	358,259
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	303,728
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,110,000	781,439
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	140,000	25,779
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	620,000	929,823
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	170,000	259,423
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	60,000	170,491
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	1,140,000	3,221,862
United Kingdom Treasury unsec. notes 2.75%, 9/7/24 (United Kingdom)	GBP	760,000	1,146,591
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		$1,170,000	1,408,388
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	262,969
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		3,000	285

Total foreign government and agency bonds and notes (cost $76,788,394)			$86,159,390

MORTGAGE-BACKED SECURITIES (29.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (4.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.284%, 4/15/37	$7,619	$14,095
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.333%, 11/15/35	25,173	44,808
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.858%, 12/15/36	14,153	23,070
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.481%, 3/15/35	30,322	42,451
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.622%, 6/15/34	12,538	15,297
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.574%, 7/15/40	652,479	46,427
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.92%, 6/25/50	2,092,525	392,499
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	2,592	—
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	607,870	24,201
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	555,914	71,926
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	671,269	90,180
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,127,619	116,698
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	2,526,428	233,038
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	842,068	49,070
REMICs Ser. 3300, PO, zero %, 2/15/37	1,464	1,368
REMICs Ser. 3326, Class WF, zero %, 10/15/35	1,602	1,441
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.09%, 3/25/36	18,835	33,053
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	18,336	32,271
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.86%, 8/25/35	13,580	18,697
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%), 7.07%, 10/25/42	947,995	191,018
REMICs IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.32%, 5/25/40	186,163	32,947
REMICs IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.87%, 9/25/42	997,341	169,548
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	1,326,626	257,034
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	727,821	92,791
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	469,890	38,122
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	605,581	59,528
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,010,296	46,637
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	907,624	39,768
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	836,299	19,278
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,011,749	29,157
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	1,356	1,321
Government National Mortgage Association
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.321%, 12/16/40	632,775	128,928
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.019%, 3/20/43	943,755	93,394
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	849,477	177,349
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 3/20/50	1,550,897	241,468
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	419,218	68,695
Ser. 14-76, IO, 5.00%, 5/20/44	395,292	66,887
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	753,492	121,188
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	128,492	23,513
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	270,584	51,327
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	85,746	15,967
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	7,699,973	1,278,889
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	976,609	164,720
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	242,359	21,466
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	757,634	127,589
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	1,246,386	216,484
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	602,063	53,641
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	445,097	73,320
Ser. 16-138, Class GI, IO, 4.00%, 10/20/46	4,527,535	593,015
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	1,527,202	155,943
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	900,352	108,546
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	247,793	27,835
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	1,859,053	213,791
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	215,943	20,262
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	835,500	129,122
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	575,351	34,571
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	462,739	13,327
Ser. 16-H13, Class EI, IO, 3.044%, 4/20/66	2,299,673	208,594
Ser. 15-H09, Class AI, IO, 2.841%, 4/20/65(WAC)	4,633,782	340,073
Ser. 15-H03, Class DI, IO, 2.551%, 1/20/65(WAC)	3,879,423	295,612
Ser. 16-H16, Class EI, IO, 2.494%, 6/20/66(WAC)	3,103,350	275,888
Ser. 16-H20, Class NI, IO, 2.448%, 9/20/66(WAC)	2,661,697	217,639
Ser. 16-H23, Class NI, IO, 2.368%, 10/20/66(WAC)	3,913,917	354,209
Ser. 16-H07, Class HI, IO, 2.35%, 2/20/66(WAC)	3,208,019	269,255
Ser. 17-H11, Class NI, IO, 2.326%, 5/20/67(WAC)	3,277,347	312,380
Ser. 17-H04, Class BI, IO, 2.138%, 2/20/67(WAC)	2,813,804	288,989
Ser. 17-H19, Class MI, IO, 2.06%, 4/20/67(WAC)	1,887,333	176,088
Ser. 15-H26, Class DI, IO, 1.891%, 10/20/65(WAC)	2,224,966	188,615
Ser. 16-H01, Class AI, IO, 1.743%, 1/20/66(WAC)	1,837,962	124,386
Ser. 15-H26, Class EI, IO, 1.725%, 10/20/65(WAC)	2,340,960	160,356
Ser. 14-H21, Class AI, IO, 1.637%, 10/20/64(WAC)	2,440,513	183,802
Ser. 15-H25, Class AI, IO, 1.627%, 9/20/65(WAC)	2,445,376	166,530
Ser. 14-H12, Class BI, IO, 1.584%, 5/20/64(WAC)	3,066,407	202,358
Ser. 16-H25, Class GI, IO, 1.501%, 11/20/66(WAC)	2,741,951	115,954
Ser. 17-H02, Class BI, IO, 1.487%, 1/20/67(WAC)	3,124,897	302,706

		10,632,410
Commercial mortgage-backed securities (15.5%)
Bank
Ser. 19-BN24, Class AS, 3.283%, 11/15/62(WAC)	425,000	477,063
Ser. 19-BN23, Class AS, 3.203%, 12/15/52	268,000	296,673
FRB Ser. 19-BN20, Class XA, IO, 0.837%, 9/15/62(WAC)	9,983,032	608,965
Barclays Commercial Mortgage Trust Ser. 19-C3, Class B, 4.096%, 5/15/52	280,000	308,378
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.702%, 3/11/39 (In default)(NON)(WAC)	115,106	82,876
FRB Ser. 06-PW14, Class X1, IO, 0.606%, 12/11/38(WAC)	69,799	719
CD Commercial Mortgage Trust Ser. 17-CD3, Class A4, 3.631%, 2/10/50	267,000	303,681
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	427,000	468,063
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.739%, 12/15/47(WAC)	1,053,000	1,020,622
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.109%, 11/10/46(WAC)	256,000	263,786
FRB Ser. 18-C6, Class B, 4.738%, 11/10/51(WAC)	251,000	300,014
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	682,000	741,886
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	185,000	197,142
FRB Ser. 06-C5, Class XC, IO, 0.533%, 10/15/49(WAC)	2,300,671	112
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.885%, 11/10/46(WAC)	400,000	436,000
FRB Ser. 14-CR17, Class C, 4.783%, 5/10/47(WAC)	692,000	702,516
FRB Ser. 14-CR18, Class C, 4.746%, 7/15/47(WAC)	393,000	405,384
FRB Ser. 14-UBS6, Class C, 4.446%, 12/10/47(WAC)	110,000	108,834
Ser. 14-CR21, Class B, 4.339%, 12/10/47(WAC)	433,000	467,214
FRB Ser. 15-LC19, Class C, 4.235%, 2/10/48(WAC)	420,000	452,218
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	451,000	493,852
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	574,000	627,159
Ser. 15-CR27, Class AM, 3.984%, 10/10/48	264,000	292,964
Ser. 16-COR1, Class AM, 3.494%, 10/10/49	439,000	487,899
FRB Ser. 14-UBS6, Class XA, IO, 0.887%, 12/10/47(WAC)	8,829,754	229,247
FRB Ser. 15-LC21, Class XA, IO, 0.687%, 7/10/48(WAC)	10,572,010	270,106
COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class C, 5.12%, 8/10/50(WAC)	525,000	540,138
FRB Ser. 12-CR2, Class D, 4.831%, 8/15/45(WAC)	400,000	370,409
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.889%, 9/15/39(WAC)	8,625	1
FRB Ser. 07-C2, Class AX, IO, 0.026%, 1/15/49(WAC)	655,174	3
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.858%, 5/15/38(WAC)	18,885	144
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.264%, 4/15/50(WAC)	819,000	831,623
Ser. 19-C17, Class AS, 3.278%, 9/15/52	596,000	655,967
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.357%, 12/15/49(WAC)	822,000	716,761
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC3A, Class D, 5.336%, 8/10/44(WAC)	1,164,000	1,111,813
Ser. 11-LC2A, Class B, 4.998%, 7/10/44(WAC)	329,000	330,724
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.59%, 6/25/30(WAC)	2,243,000	294,208
Multifamily Structured Pass-Through Certificates FRB Ser. K111, Class X1, IO, 1.572%, 5/25/30(WAC)	2,253,782	277,035
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.523%, 1/25/30(WAC)	2,316,757	274,091
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class X1, IO, 1.387%, 6/25/30(WAC)	3,028,932	335,321
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class XAM, IO, 1.384%, 1/25/30(WAC)	3,017,000	336,229
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.145%, 8/25/29(WAC)	2,805,205	235,472
Multifamily Structured Pass-Through Certificates FRB Ser. K118, Class X1, IO, 0.962%, 9/25/30(WAC)	4,599,787	370,858
Multifamily Structured Pass-Through Certificates FRB Ser. K123, Class X1, IO, 0.775%, 12/25/30(WAC)	4,694,000	312,527
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.362%, 12/25/28(WAC)	13,543,088	378,375
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.488%, 2/10/46(WAC)	7,041,857	185,555
GS Mortgage Securities Trust
FRB Ser. 12-GCJ7, Class C, 5.624%, 5/10/45(WAC)	273,000	286,650
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	354,000	394,040
Ser. 19-GC40, Class AS, 3.412%, 7/10/52	527,000	590,913
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	350,000	385,281
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	452,000	494,533
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.983%, 8/10/43(WAC)	428,000	149,800
FRB Ser. 11-GC3, Class D, 5.43%, 3/10/44(WAC)	180,000	179,874
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	236,000	242,224
FRB Ser. 13-GC14, Class B, 4.743%, 8/10/46(WAC)	282,000	305,108
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.677%, 4/15/47(WAC)	777,000	825,319
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47(WAC)	225,000	210,970
Ser. 15-C29, Class B, 4.118%, 5/15/48(WAC)	586,000	621,568
FRB Ser. 13-C12, Class B, 4.099%, 7/15/45(WAC)	285,000	296,860
FRB Ser. 15-C33, Class XA, IO, 0.907%, 12/15/48(WAC)	3,419,308	130,741
FRB Ser. 14-C22, Class XA, IO, 0.83%, 9/15/47(WAC)	9,533,874	236,299
FRB Ser. 13-C12, Class XA, IO, 0.469%, 7/15/45(WAC)	20,195,112	170,750
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.889%, 1/15/47(WAC)	505,000	496,121
FRB Ser. 14-C23, Class D, 3.972%, 9/15/47(WAC)	437,000	440,893
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	264,000	272,842
Ser. 19-COR5, Class AS, 3.669%, 6/13/52	804,000	914,553
Ser. 13-C10, Class AS, 3.372%, 12/15/47	259,000	267,143
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	339,000	353,516
FRB Ser. 13-C16, Class XA, IO, 0.917%, 12/15/46(WAC)	8,728,122	191,655
FRB Ser. 06-CB17, Class X, IO, 0.749%, 12/12/43(WAC)	256,841	4,255
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)	933,306	15
FRB Ser. 07-LDPX, Class X, IO, 0.102%, 1/15/49(WAC)	59,133	1
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.655%, 11/15/43(WAC)	237,000	225,830
FRB Ser. 12-C6, Class E, 5.142%, 5/15/45(WAC)	1,313,000	643,366
FRB Ser. 12-C8, Class D, 4.67%, 10/15/45(WAC)	1,260,000	1,084,767
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.171%, 2/15/40(WAC)	17,873	3
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.688%, 9/15/39(WAC)	1,165,264	3,493
FRB Ser. 07-C2, Class XCL, IO, 0.171%, 2/15/40(WAC)	114,554	19
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	1,175	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47(WAC)	220,000	238,951
Ser. 14-C18, Class C, 4.529%, 10/15/47(WAC)	289,000	300,878
FRB Ser. 14-C17, Class C, 4.483%, 8/15/47(WAC)	591,000	541,888
FRB Ser. 15-C24, Class B, 4.342%, 5/15/48(WAC)	242,000	262,143
Ser. 14-C15, Class A4, 4.051%, 4/15/47	556,000	609,665
Ser. 13-C8, Class B, 3.559%, 12/15/48(WAC)	286,000	296,841
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.675%, 8/15/45(WAC)	687,000	686,844
FRB Ser. 12-C6, Class D, 4.606%, 11/15/45(WAC)	278,000	274,704
FRB Ser. 13-C9, Class D, 4.118%, 5/15/46(WAC)	274,000	249,340
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	122,888	28,264
Ser. 16-BNK2, Class AS, 3.282%, 11/15/49	237,000	255,881
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.244%, 7/15/49(WAC)	503,000	507,727
FRB Ser. 11-C3, Class D, 5.244%, 7/15/49(WAC)	185,000	173,603
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 1.83%, 10/15/49	475,991	473,474
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.032%, 12/15/50(WAC)	4,783,923	249,090
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.569%, 5/10/45(WAC)	285,000	281,428
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.601%, 12/10/45(WAC)	2,422,407	50,857
Wells Fargo Commercial Mortgage Trust
Ser. 18-C46, Class B, 4.633%, 8/15/51	226,000	264,130
FRB Ser. 13-LC12, Class C, 4.274%, 7/15/46(WAC)	363,000	327,421
Ser. 19-C49, Class AS, 4.244%, 3/15/52	354,000	416,140
FRB Ser. 15-C29, Class C, 4.213%, 6/15/48(WAC)	287,000	315,700
FRB Ser. 20-C57, Class C, 4.024%, 8/15/53(WAC)	481,000	539,163
Ser. 17-C39, Class A5, 3.418%, 9/15/50	338,000	381,553
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	418,000	434,320
FRB Ser. 19-C52, Class XA, IO, 1.617%, 8/15/52(WAC)	3,641,127	381,962
FRB Ser. 16-LC25, Class XA, IO, 0.967%, 12/15/59(WAC)	4,768,757	178,208
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47(WAC)	899,000	885,650
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	799,000	851,398
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	525,000	561,273
Ser. 13-C12, Class AS, 3.56%, 3/15/48	348,000	365,279
Ser. 13-C11, Class AS, 3.311%, 3/15/45	386,000	400,096
FRB Ser. 13-C14, Class XA, IO, 0.718%, 6/15/46(WAC)	12,324,972	153,392
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.193%, 6/15/44(WAC)	163,000	106,598
FRB Ser. 11-C4, Class C, 5.193%, 6/15/44(WAC)	292,000	289,938
FRB Ser. 12-C10, Class D, 4.427%, 12/15/45(WAC)	298,000	120,038
FRB Ser. 12-C10, Class XA, IO, 1.522%, 12/15/45(WAC)	3,515,331	73,717

		40,547,583
Residential mortgage-backed securities (non-agency) (9.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.32%, 5/25/47	305,890	168,092
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	259,194	265,777
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.73%, 9/25/45	156,598	146,035
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.63%, 10/25/29 (Bermuda)	190,000	192,060
FRB Ser. 20-2A, Class M1A, (1 Month US LIBOR + 2.30%), 2.43%, 8/26/30 (Bermuda)	224,000	225,842
BRAVO Residential Funding Trust 144A
Ser. 21-A, Class A1, 1.991%, 10/25/59	295,000	294,995
Ser. 19-NQM1, Class A3, 2.996%, 7/25/59(WAC)	162,803	165,929
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.37%, 6/25/36	180,000	172,789
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.31%, 11/25/47	286,140	226,909
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.064%, 5/25/35(WAC)	215,776	223,234
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	665,000	693,462
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.459%, 8/25/46	154,740	147,196
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.439%, 6/25/46	376,399	336,988
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.51%, 8/25/46	370,482	363,851
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 0.48%, 8/25/36	340,716	158,671
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.311%, 2/20/47	217,751	168,737
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.83%, 11/25/28 (Bermuda)	258,096	258,217
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.13%, 12/25/28	856,742	898,396
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.93%, 5/25/28	266,127	277,113
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.88%, 10/25/24	110,247	112,054
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.78%, 10/25/28	1,003,818	1,047,508
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.98%, 3/25/29	500,000	517,180
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.93%, 3/25/29	237,770	247,016
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.88%, 9/25/24	233,663	240,712
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.58%, 10/25/29	282,000	291,420
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 2.63%, 3/25/30	250,000	254,061
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 2.50%), 2.63%, 3/25/30	639,000	640,523
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.33%, 10/25/29	76,447	76,447
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.78%, 1/25/49	56,748	57,171
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.58%, 3/25/49	5,574	5,598
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.53%, 2/25/47	130,000	131,032
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.48%, 2/25/49	10,859	10,898
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.43%, 10/25/48	11,800	11,838
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.03%, 1/25/50	236,000	236,000
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class M1, (1 Month US LIBOR + 1.30%), 1.43%, 9/25/50	159,802	160,026
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR), 1.382%, 10/25/50	35,853	35,932
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.88%, 8/25/28	75,347	79,585
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.13%, 9/25/28	474,031	498,953
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.03%, 10/25/28	61,327	64,463
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.83%, 4/25/28	280,842	298,228
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.68%, 4/25/28	691,792	726,224
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.43%, 10/25/28	343,408	361,507
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.13%, 7/25/25	24,634	25,110
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.13%, 11/25/24	76,475	78,112
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.58%, 1/25/29	555,910	577,670
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.48%, 5/25/29	366,510	381,186
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.43%, 2/25/25	160,088	162,563
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.38%, 4/25/29	697,313	723,932
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.38%, 1/25/29	517,955	537,793
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.13%, 5/25/25	68,752	69,766
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.13%, 5/25/25	138,541	140,142
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.68%, 7/25/29	1,117,553	1,152,521
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.03%, 7/25/24	918,464	923,570
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.48%, 1/25/31	61,251	61,586
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.33%, 1/25/30	98,904	99,233
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.48%, 9/25/29	247,803	246,875
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.38%, 7/25/29	230,000	230,322
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.13%, 5/25/30	603,000	598,478
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.58%, 7/25/31	49,696	49,853
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.28%, 11/25/39	63,120	62,586
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.18%, 1/25/40	1,738,000	1,737,999
GCAT Trust 144A Ser. 20-NQM2, Class A2, 2.272%, 4/25/65	186,629	190,179
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	1,048,562	500,275
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.73%, 10/25/28 (Bermuda)	87,005	87,005
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A2, 2.635%, 5/25/65(WAC)	200,000	199,894
JP Morgan Alternative Loan Trust FRB Ser. 07-S1, Class A1, (1 Month US LIBOR + 0.28%), 0.41%, 4/25/47	287,318	277,262
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	286,680	292,414
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	369,292	370,400
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	715,433	717,580
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.96%, 2/25/35(WAC)	113,525	117,566
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.974%, 8/26/47(WAC)	170,000	163,528
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 1.03%, 1/25/48	100,376	100,659
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.199%, 12/26/59	310,688	313,369
Pretium Mortgage Credit Partners, LLC 144A Ser. 20-RPL2, Class A1, 3.179%, 6/27/69	247,543	248,579
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 1.04%), 1.17%, 3/25/34	183,681	181,594
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.03%, 11/25/34	367,087	367,019
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.98%, 5/25/47	326,816	260,150
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.31%, 1/25/37	197,948	173,120
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65(WAC)	243,579	246,624
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.071%, 9/25/35(WAC)	145,045	147,046
FRB Ser. 05-AR12, Class 1A8, 2.924%, 10/25/35(WAC)	426,560	422,379
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.11%, 10/25/45	200,431	197,893
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.09%, 7/25/45	313,501	299,112
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%), 0.91%, 1/25/45	172,654	169,435
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.74%), 0.87%, 1/25/45	276,899	269,672
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 3.90%, 4/25/36(WAC)	106,579	104,646

		25,765,366

Total mortgage-backed securities (cost $80,095,251)		$76,945,359

CORPORATE BONDS AND NOTES (28.6%)(a)
		Principal amount	Value
Basic materials (1.5%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		$227,000	$245,685
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		690,000	819,724
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27		524,000	552,755
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		187,000	238,146
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		135,000	150,892
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		459,000	527,936
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		270,000	317,583
International Paper Co. sr. unsec. notes 8.70%, 6/15/38		6,000	10,380
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)		87,000	94,831
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		290,000	342,846
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50		89,000	94,199
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30		156,000	158,894
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		204,000	289,665
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		53,000	75,301
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		136,000	202,160

			4,120,997
Capital goods (1.1%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25		267,000	301,249
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		386,000	492,794
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		520,000	518,971
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		178,000	204,084
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		98,000	115,981
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		391,000	455,978
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30		69,000	74,334
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		300,000	316,720
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		330,000	371,840

			2,851,951
Communication services (4.3%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		345,000	366,209
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		158,000	170,304
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30		410,000	480,429
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55		694,000	660,308
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33		355,000	353,976
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		484,000	661,113
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	191,562
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		259,000	311,230
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		55,000	82,446
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		1,525,000	1,695,272
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50		336,000	330,107
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		327,000	367,916
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26		197,000	219,045
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		255,000	287,630
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		421,000	475,220
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)		296,000	365,409
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		478,000	516,578
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		135,000	164,894
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		345,000	390,319
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		820,000	921,524
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		630,000	764,488
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55		270,000	344,321
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		630,000	748,547
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		345,000	365,045

			11,233,892
Consumer cyclicals (2.8%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		382,000	427,840
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		317,000	339,899
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47		308,000	390,499
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30		195,000	219,485
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25		267,000	290,903
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		126,000	171,026
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		217,000	244,270
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30		403,000	430,904
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		464,000	527,800
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		164,000	185,115
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		729,000	869,981
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30		205,000	234,142
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		130,000	150,778
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60		220,000	197,632
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30		605,000	630,212
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		357,000	384,247
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		135,000	130,909
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		560,000	588,000
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		238,000	247,818
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		395,000	464,362
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		208,000	226,462
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32		4,000	4,732

			7,357,016
Consumer staples (1.6%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		92,000	125,339
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30		735,000	835,589
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		635,000	669,131
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		35,316	40,885
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32		217,216	277,870
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		12,000	14,976
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		68,000	104,360
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		333,000	466,420
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		215,000	258,867
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46		415,000	440,824
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		100,000	109,405
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		426,000	441,975
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		484,000	553,430

			4,339,071
Energy (2.1%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		528,000	625,684
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		680,000	774,505
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		350,000	374,522
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24		400,000	447,599
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25		178,000	187,650
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		392,000	335,160
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42		57,000	69,056
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		31,000	41,646
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		174,000	217,413
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		534,000	610,763
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		37,000	43,290
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		189,000	214,893
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		6,000	210
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		155,000	5,425
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		428,000	406,121
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		117,000	120,263
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		20,000	22,680
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		436,000	515,136
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		2,000	2,222
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		95,000	98,088
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		421,000	445,208

			5,557,534
Financials (7.6%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		450,000	513,576
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		265,000	278,145
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		46,000	67,099
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		386,000	448,837
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		650,000	698,792
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)		505,000	503,927
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	466,514
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity		15,000	15,825
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		410,000	466,662
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		740,000	770,627
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		180,000	205,920
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		410,000	419,977
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		289,000	290,609
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		630,000	627,654
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		740,000	829,890
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		182,000	195,967
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		830,000	953,463
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		90,000	101,445
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		585,000	667,080
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		675,000	786,286
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	446,000
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		200,000	218,750
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		250,000	280,000
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		250,000	259,726
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)		705,000	701,454
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		458,000	544,354
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		730,000	817,803
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		61,000	62,068
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		484,000	567,416
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		276,000	291,980
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		9,000	13,309
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		377,000	372,163
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		140,000	137,401
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		227,000	242,585
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29		290,000	337,255
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		509,000	540,176
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	326,393
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		585,000	689,430
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		156,000	163,607
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		65,000	69,095
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		27,000	29,160
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		162,000	172,328
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40		58,000	87,313
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)		643,000	673,878
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		120,000	183,815
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99		270,000	281,721
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		379,000	434,282
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	338,437
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, 1/26/51		240,000	240,000
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		276,000	410,329
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		260,000	316,894
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		224,000	227,662

			19,785,079
Health care (2.0%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29		$675,000	746,474
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		223,000	295,144
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		247,000	266,612
Bristol-Myers Squibb Co. sr. unsec. sub. bonds 2.55%, 11/13/50		140,000	135,129
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29		990,000	1,129,251
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		400,000	493,844
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		335,000	370,366
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		78,000	92,115
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		85,000	97,880
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		275,000	355,642
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		125,000	133,244
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		70,000	71,050
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30		200,000	206,344
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27		215,000	226,383
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		322,000	373,337
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		146,000	147,897

			5,140,712
Supra-Nation (1.8%)
European Investment Bank sr. unsec. notes 5.625%, 6/7/32 (Supra-Nation)	GBP	1,900,000	4,000,820
European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	632,198

			4,633,018
Technology (1.8%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		387,000	350,243
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		1,007,000	1,139,222
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51		169,000	172,606
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		102,000	151,406
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		215,000	247,259
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		21,000	23,198
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		222,000	259,428
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		90,000	101,323
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		450,000	530,725
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		545,000	588,027
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		619,000	721,121
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		488,000	465,992

			4,750,550
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		257,000	285,529

			285,529
Utilities and power (1.9%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31		425,000	425,280
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		270,000	318,533
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		131,000	149,622
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		74,000	102,669
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		715,000	764,646
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		95,000	106,470
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		117,000	127,482
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30		415,000	473,110
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		220,000	265,919
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		515,000	585,190
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		255,000	277,406
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		105,000	106,455
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		190,000	203,514
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		204,000	232,705
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		216,000	233,884
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.334%, 5/15/67		589,000	530,078

			4,902,963

Total corporate bonds and notes (cost $68,037,762)			$74,958,312

ASSET-BACKED SECURITIES (3.7%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.118%, 7/25/24	$568,000	$569,988
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M3, 2.72%, 12/26/30(WAC)	498,000	498,000
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	190,000	194,997
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.03%, 10/25/53	275,000	275,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.93%, 11/25/53	166,000	166,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.93%, 6/25/52	309,000	308,807
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	783,000	789,920
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	627,000	630,055
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.477%, 7/15/21	769,000	770,658
FRB Ser. 21-5, Class A1X, (1 Month US LIBOR + 1.75%), zero %, 7/26/21	627,000	627,000
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M1, 2.149%, 6/25/30(WAC)	980,000	987,840
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.88%, 9/7/21	636,000	636,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.63%, 10/10/21	623,000	623,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.50%, 12/10/21	618,000	618,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.28%, 6/25/51	618,000	618,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.955%, 3/26/21	622,000	622,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.336%, 3/25/22(WAC)	490,000	502,250
Ser. 20-1, Class A1, 3.25%, 3/25/23(WAC)	350,000	353,952

Total asset-backed securities (cost $9,748,996)		$9,791,467

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185		$14,042,100	$66,138
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	41,731
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	10,332
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		650,200	4,480
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	159,663
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	155,966
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	48,366
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	46,836
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		5,614,000	25,656
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	448,929
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		1,590,200	438,370
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		1,590,200	369,515
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	110,449
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	54,342
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	40,907
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		278,700	86
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	1
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		84,000	19,633
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	19,745
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	8,796

Total purchased swap options outstanding (cost $1,387,259)				$2,069,941

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
USD/KRW (Put)	Jun-21/KRW 1050.00	$2,134,300		$2,134,300	$3,176
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Feb-21/$104.88	17,000,000		17,000,000	50,592
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Feb-21/107.00	5,000,000		5,000,000	10,235
Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.90	1,613,536	EUR	1,329,600	1,844

Total purchased options outstanding (cost $43,508)					$65,847

SHORT-TERM INVESTMENTS (5.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	7,222,196	$7,222,196
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	370,000	370,000
U.S. Treasury Bills 0.088%, 2/9/21		$100,000	99,999
U.S. Treasury Bills 0.083%, 5/13/21(SEG)(SEGSF)(SEGCCS)		800,000	799,832
U.S. Treasury Bills 0.083%, 2/16/21(SEGSF)(SEGTBA)		500,000	499,990
U.S. Treasury Bills 0.077%, 3/18/21(SEG)(SEGSF)(SEGCCS)		1,800,000	1,799,859
U.S. Treasury Bills 0.076%, 4/15/21(SEGSF)(SEGCCS)		1,200,000	1,199,842
U.S. Treasury Bills 0.074%, 3/25/21(SEGSF)(SEGCCS)		1,300,000	1,299,887
U.S. Treasury Cash Management Bills 0.065%, 5/25/21(SEGSF)(SEGCCS)		400,000	399,912

Total short-term investments (cost $13,691,424)			$13,691,517
TOTAL INVESTMENTS

Total investments (cost $379,344,282)			$393,265,231

	FORWARD CURRENCY CONTRACTS at 1/31/21 (aggregate face value $202,200,844) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$164,004	$167,050	$3,046
		Canadian Dollar	Sell	4/21/21	3,472,228	3,502,402	30,174
		Chinese Yuan (Offshore)	Sell	2/18/21	344,987	333,872	(11,115)
		Czech Koruna	Buy	3/17/21	174,850	172,046	2,804
		Euro	Sell	3/17/21	333,681	334,994	1,313
		Hong Kong Dollar	Sell	2/17/21	755,596	755,568	(28)
		Japanese Yen	Sell	2/17/21	7,880,668	7,910,343	29,675
		Mexican Peso	Sell	4/21/21	355,552	368,328	12,776
		New Zealand Dollar	Sell	4/21/21	358,584	362,184	3,600
		Norwegian Krone	Buy	3/17/21	33,119	32,591	528
		Russian Ruble	Buy	3/17/21	255,194	259,093	(3,899)
		Swedish Krona	Sell	3/17/21	260,536	260,168	(368)
	Barclays Bank PLC
		British Pound	Sell	3/17/21	206,941	204,666	(2,275)
		Canadian Dollar	Sell	4/21/21	604,359	609,745	5,386
		Euro	Buy	3/17/21	451,386	452,566	(1,180)
		Indonesian Rupiah	Buy	2/17/21	143,752	143,555	197
		Japanese Yen	Buy	2/17/21	3,135,955	3,142,616	(6,661)
		New Zealand Dollar	Sell	4/21/21	186,047	187,928	1,881
		Peruvian New Sol	Buy	4/21/21	77,319	77,711	(392)
		Polish Zloty	Sell	3/17/21	239,779	242,618	2,839
		Swedish Krona	Sell	3/17/21	949,201	947,012	(2,189)
		Swiss Franc	Sell	3/17/21	39,904	40,107	203
	Citibank, N.A.
		Australian Dollar	Sell	4/21/21	167,368	170,477	3,109
		British Pound	Sell	3/17/21	1,131,459	1,115,771	(15,688)
		Canadian Dollar	Buy	4/21/21	516,994	521,602	(4,608)
		Chilean Peso	Buy	4/21/21	148,588	152,180	(3,592)
		Danish Krone	Sell	3/17/21	263,728	264,266	538
		Euro	Sell	3/17/21	2,886,757	2,890,675	3,918
		Japanese Yen	Buy	2/17/21	715,019	704,287	10,732
		New Zealand Dollar	Buy	4/21/21	341,553	333,685	7,868
		Romanian Leu	Buy	3/17/21	85,694	85,425	269
		Swedish Krona	Sell	3/17/21	598,392	596,935	(1,457)
		Swiss Franc	Buy	3/17/21	422,307	424,428	(2,121)
		Thai Baht	Buy	2/17/21	417,819	401,120	16,699
	Credit Suisse International
		Australian Dollar	Buy	4/21/21	624,590	636,218	(11,628)
		British Pound	Sell	3/17/21	605,336	599,975	(5,361)
		Canadian Dollar	Sell	4/21/21	459,037	463,085	4,048
		Euro	Buy	3/17/21	700,037	698,913	1,124
		New Zealand Dollar	Buy	4/21/21	165,064	166,750	(1,686)
		Swiss Franc	Sell	3/17/21	654,536	656,195	1,659
	Goldman Sachs International
		Australian Dollar	Buy	4/21/21	2,786,303	2,838,460	(52,157)
		British Pound	Sell	3/17/21	373,453	378,921	5,468
		Canadian Dollar	Buy	4/21/21	2,427,368	2,442,618	(15,250)
		Chinese Yuan (Offshore)	Buy	2/18/21	3,012,206	2,936,728	75,478
		Euro	Buy	3/17/21	8,472,112	8,492,212	(20,100)
		Hong Kong Dollar	Sell	2/17/21	201,749	201,767	18
		Indonesian Rupiah	Buy	2/17/21	395,857	395,536	321
		Japanese Yen	Sell	2/17/21	4,722,202	4,730,570	8,368
		New Taiwan Dollar	Buy	2/17/21	652,197	652,384	(187)
		New Taiwan Dollar	Sell	2/17/21	652,197	642,122	(10,075)
		New Zealand Dollar	Sell	4/21/21	2,983,290	3,013,076	29,786
		Norwegian Krone	Buy	3/17/21	3,344,152	3,344,518	(366)
		Russian Ruble	Sell	3/17/21	30,880	31,380	500
		South African Rand	Buy	4/21/21	97,694	106,958	(9,264)
		Swedish Krona	Buy	3/17/21	664,109	640,543	23,566
		Swiss Franc	Sell	3/17/21	546,735	546,326	(409)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	51,304	52,256	(952)
		British Pound	Buy	3/17/21	171,994	170,517	1,477
		Canadian Dollar	Buy	4/21/21	137,578	138,767	(1,189)
		Chinese Yuan (Offshore)	Buy	2/18/21	6,321,762	6,140,486	181,276
		Euro	Sell	3/17/21	15,243,995	15,286,935	42,940
		Hong Kong Dollar	Sell	2/17/21	1,265,437	1,265,422	(15)
		Indian Rupee	Buy	2/17/21	638,991	626,962	12,029
		Indian Rupee	Sell	2/17/21	638,991	619,920	(19,071)
		Japanese Yen	Buy	2/17/21	167,889	166,557	1,332
		New Zealand Dollar	Sell	4/21/21	397,173	401,155	3,982
		Norwegian Krone	Buy	3/17/21	325,684	320,903	4,781
		South Korean Won	Buy	2/17/21	657,881	634,852	23,029
		South Korean Won	Sell	2/17/21	657,881	663,838	5,957
		Swedish Krona	Buy	3/17/21	173,603	173,201	402
		Swiss Franc	Sell	3/17/21	1,144,059	1,144,341	282
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	1,372,508	1,393,059	(20,551)
		British Pound	Sell	3/17/21	440,057	433,015	(7,042)
		Canadian Dollar	Sell	4/21/21	1,831,770	1,846,425	14,655
		Chinese Yuan (Offshore)	Buy	2/18/21	2,061	3,878	(1,817)
		Euro	Buy	3/17/21	11,254,161	11,287,172	(33,011)
		Indian Rupee	Buy	2/17/21	638,993	626,712	12,281
		Indian Rupee	Sell	2/17/21	638,993	620,415	(18,578)
		Japanese Yen	Sell	2/17/21	1,703,096	1,704,560	1,464
		New Taiwan Dollar	Buy	2/17/21	651,701	651,701	—
		New Taiwan Dollar	Sell	2/17/21	651,701	647,300	(4,401)
		New Zealand Dollar	Sell	4/21/21	846,948	855,618	8,670
		Norwegian Krone	Buy	3/17/21	16,017	25,421	(9,404)
		Singapore Dollar	Buy	2/17/21	225,680	219,626	6,054
		South Korean Won	Buy	2/17/21	1,423,416	1,398,503	24,913
		Swedish Krona	Sell	3/17/21	737,298	736,049	(1,249)
		Swiss Franc	Buy	3/17/21	970,617	977,974	(7,357)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/21/21	2,667,869	2,717,571	(49,702)
		British Pound	Buy	3/17/21	1,097,608	1,070,854	26,754
		Canadian Dollar	Buy	4/21/21	1,555,987	1,570,901	(14,914)
		Euro	Buy	3/17/21	1,694,641	1,689,515	5,126
		Japanese Yen	Buy	2/17/21	3,427,085	3,441,576	(14,491)
		New Zealand Dollar	Buy	4/21/21	1,230,827	1,243,236	(12,409)
		Norwegian Krone	Sell	3/17/21	625,919	625,797	(122)
		Swedish Krona	Buy	3/17/21	1,354,079	1,352,864	1,215
		Swiss Franc	Sell	3/17/21	972,755	978,940	6,185
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	1,722,918	1,759,211	(36,293)
		British Pound	Buy	3/17/21	1,486,273	1,452,380	33,893
		Canadian Dollar	Sell	4/21/21	459,585	455,576	(4,009)
		Chinese Yuan (Offshore)	Buy	2/18/21	400,803	398,727	2,076
		Euro	Sell	3/17/21	7,899,134	7,915,632	16,498
		Japanese Yen	Buy	2/17/21	898,376	898,316	60
		New Zealand Dollar	Sell	4/21/21	2,129,803	2,151,986	22,183
		Norwegian Krone	Buy	3/17/21	263,333	256,771	6,562
		Swedish Krona	Sell	3/17/21	285,320	279,225	(6,095)
		Swiss Franc	Sell	3/17/21	622,053	624,468	2,415
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/21/21	1,058,951	1,062,098	3,147
		British Pound	Sell	3/17/21	3,229,784	3,203,626	(26,158)
		Canadian Dollar	Sell	4/21/21	4,284,245	4,295,246	11,001
		Chinese Yuan (Offshore)	Buy	2/18/21	2,010,384	1,947,147	63,237
		Euro	Sell	3/17/21	5,312,773	5,327,899	15,126
		Hong Kong Dollar	Sell	2/17/21	2,512,004	2,511,966	(38)
		Hungarian Forint	Buy	3/17/21	140,671	140,179	492
		Israeli Shekel	Buy	4/21/21	167,442	172,912	(5,470)
		Japanese Yen	Buy	2/17/21	1,176,937	1,149,559	27,378
		New Zealand Dollar	Sell	4/21/21	1,762,883	1,767,926	5,043
		Norwegian Krone	Sell	3/17/21	665,074	659,965	(5,109)
		Swedish Krona	Buy	3/17/21	1,071,095	1,067,405	3,690
		Swiss Franc	Buy	3/17/21	1,459,132	1,464,194	(5,062)
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/21/21	501,033	510,407	(9,374)
		British Pound	Buy	3/17/21	464,589	457,815	6,774
		Canadian Dollar	Sell	4/21/21	609,599	614,834	5,235
		Chinese Yuan (Offshore)	Sell	2/18/21	3,153,089	3,133,460	(19,629)
		Euro	Sell	3/17/21	2,221,946	2,225,155	3,209
		Hong Kong Dollar	Sell	2/17/21	292,330	292,336	6
		Japanese Yen	Buy	2/17/21	452,563	455,182	(2,619)
		New Zealand Dollar	Sell	4/21/21	1,006	1,016	10
		Norwegian Krone	Buy	3/17/21	786,554	779,090	7,464
		Swedish Krona	Buy	3/17/21	4,143	4,133	10
		Swiss Franc	Sell	3/17/21	295,064	293,392	(1,672)
	UBS AG
		Australian Dollar	Buy	3/15/21	869,386	814,921	54,465
		Australian Dollar	Sell	3/15/21	869,386	820,717	(48,669)
		Australian Dollar	Sell	4/21/21	1,218,979	1,241,478	22,499
		British Pound	Sell	3/17/21	3,110,416	3,059,103	(51,313)
		Canadian Dollar	Buy	4/21/21	2,035,517	2,056,485	(20,968)
		Euro	Buy	3/17/21	6,779,536	6,807,172	(27,636)
		Hong Kong Dollar	Sell	2/17/21	757,738	757,769	31
		Japanese Yen	Buy	2/17/21	2,199,360	2,207,850	(8,490)
		New Zealand Dollar	Sell	4/21/21	2,050,900	2,069,014	18,114
		Norwegian Krone	Buy	3/17/21	259,084	279,913	(20,829)
		Swedish Krona	Sell	3/17/21	898	22,289	21,391
		Swiss Franc	Sell	3/17/21	81,271	80,958	(313)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	764,433	773,993	(9,560)
		British Pound	Buy	3/17/21	322,197	311,694	10,503
		Canadian Dollar	Sell	4/21/21	371,047	372,592	1,545
		Chinese Yuan (Offshore)	Buy	2/18/21	329,262	316,437	12,825
		Chinese Yuan (Offshore)	Sell	2/18/21	329,262	314,604	(14,658)
		Euro	Sell	3/17/21	27,695	29,088	1,393
		Japanese Yen	Sell	2/17/21	193,200	193,611	411
		New Zealand Dollar	Sell	4/21/21	1,223,641	1,233,859	10,218

	Unrealized appreciation						1,061,599

	Unrealized (depreciation)						(722,295)

	Total						$339,304
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	7	$808,031	$808,031	Mar-21	$(6,098)
Euro-Bobl 5 yr (Long)	13	2,133,724	2,133,723	Mar-21	(344)
Euro-Bund 10 yr (Long)	15	3,226,526	3,226,525	Mar-21	(18,964)
Euro-Buxl 30 yr (Long)	5	1,342,793	1,342,793	Mar-21	(8,506)
Euro-Schatz 2 yr (Short)	7	954,142	954,141	Mar-21	409
Japanese Government Bond 10 yr (Long)	5	7,247,124	7,247,124	Mar-21	(6,234)
Japanese Government Bond 10 yr (Short)	10	14,494,248	14,494,248	Mar-21	12,354
Japanese Government Bond 10 yr Mini (Long)	4	579,541	579,541	Mar-21	(819)
U.K. Gilt 10 yr (Long)	17	3,122,832	3,122,833	Mar-21	(5,166)
U.S. Treasury Bond 30 yr (Long)	17	2,868,219	2,868,219	Mar-21	(104,694)
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,866,063	2,866,063	Mar-21	(120,531)
U.S. Treasury Note 2 yr (Short)	208	45,963,125	45,963,125	Mar-21	(41,952)
U.S. Treasury Note 5 yr (Long)	66	8,307,750	8,307,750	Mar-21	(149)
U.S. Treasury Note 10 yr (Long)	40	5,481,250	5,481,250	Mar-21	(36,496)
U.S. Treasury Note Ultra 10 yr (Long)	15	2,307,422	2,307,422	Mar-21	(753)

Unrealized appreciation					12,763

Unrealized (depreciation)					(350,706)

Total					$(337,943)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/21 (premiums $2,773,278) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00		$14,042,100	$6,881
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074		1,123,400	80,537
Citibank, N.A.
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		980,200	6,518
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	24,372
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	29,980
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		980,200	101,774
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		2,601,000	1,144
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	10,465
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	34,315
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$504,100	131
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		11,228,100	1,460
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		504,100	4,794
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	4,948
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,046,200	19,428
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	22,553
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	35,939
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	85,854
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	99,880
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,046,200	101,032
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	947,947
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		1,114,700	1
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	3,464
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	3,575
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	22,160
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	22,677
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	28,225
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	36,659
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		1,590,200	336,057
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		1,590,200	425,283
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		1,590,200	436,367
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		145,700	8,470
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		1,108,000	13,307
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		291,400	61,541
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	26,816
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	29,069

Total				$3,073,623

WRITTEN OPTIONS OUTSTANDING at 1/31/21 (premiums $22,903) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
USD/KRW (Put)	Jun-21/KRW 1000.00	$2,134,300		$2,134,300	$205
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Feb-21/$104.88	17,000,000		17,000,000	2,771
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Feb-21/107.00	5,000,000		5,000,000	80
Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.65	1,613,536	EUR	1,329,600	118

Total					$3,174

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$2,989,900	$(27,582)	$83,418
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(40,969)	66,806
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		$1,825,500	(43,264)	50,420
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	49,796
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	31,501
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$564,100	(40,390)	29,378
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	15,937
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	3,655
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		802,700	(18,160)	3,034
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	14,130,600	(1,113)	(205)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	14,130,600	(1,113)	(1,171)
0.9215/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/0.9215		$6,098,300	(21,344)	(1,281)
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	(1,624)
0.485/3 month USD-LIBOR-BBA/Jan-25 (Purchased)	Jan-24/0.485		14,042,100	(26,329)	(1,825)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	(12,067)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$287,300	(20,973)	(12,182)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(20,484)	(16,339)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$564,100	(40,390)	(22,288)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		2,989,900	(27,582)	(27,447)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		1,825,500	(43,264)	(35,396)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	(60,167)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		802,700	(377,410)	(235,825)
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	(677)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	(1,624)
0.985/3 month USD-LIBOR-BBA/Jan-25 (Written)	Jan-24/0.985		14,042,100	30,191	(3,932)
2.243/3 month USD-LIBOR-BBA/Apr-26 (Written)	Apr-21/2.243		12,196,500	18,295	(8,172)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	40,822
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	(27,480)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$377,000	(48,539)	31,174
(1.46)/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46		1,300,000	(47,190)	24,947
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		674,000	(21,416)	14,296
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		1,404,200	(22,713)	13,228
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		3,847,500	(37,273)	2,385
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		933,600	(137,706)	1,092
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		933,600	(137,706)	65
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		674,000	(21,416)	(9,429)
1.13/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.13		6,098,300	(70,740)	(12,745)
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		1,404,200	(22,713)	(13,214)
1.46/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46		1,300,000	(47,190)	(29,744)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		3,847,500	(37,273)	(30,665)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(33,911)
(0.991)/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991		3,250,000	38,984	27,170
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	18,125
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	4,024
(0.93)/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.93		6,098,300	24,698	3,659
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,123,800	134,406	157
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,123,800	134,406	(719)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	(3,651)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	(14,901)
0.991/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991		3,250,000	38,984	(28,340)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	24,028
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		609,000	(55,845)	9,220
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		609,000	(91,046)	(12,838)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(29,492)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	4,381
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	548
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	282,492
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	220,104
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$377,000	(58,284)	34,002
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(36,333)	18,732
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	7,204
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$187,600	(21,668)	5,401
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	5,182
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	1,157
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(2,027)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$187,600	(21,668)	(4,195)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(4,968)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(6,739)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$377,000	(40,452)	(29,244)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(34,064)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(86,999)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	(247,364)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	53,373
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	10,966
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	9,194
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	(8,642)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	(10,669)
1.969/3 month USD-LIBOR-BBA/Apr-26 (Written)	Apr-21/1.969		12,196,500	44,212	(18,051)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	(55,327)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	191,397
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	27,890
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		701,800	(1,150)	(1,151)
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		701,800	(136,979)	(26,661)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(39,653)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(73,968)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	30,832
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	(29,694)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		860,100	(48,123)	39,633
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	29,529
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	29,128
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		1,059,500	(29,062)	11,835
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,150,100	(45,582)	3,698
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	3,206,200	(167,689)	3,312
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	2,106
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	1,439
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	1,414
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	(737)
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	(2,826)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	(3,213)
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	(3,475)
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	(4,793)
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	3,206,200	(167,689)	(5,299)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,150,100	(45,582)	(22,641)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		1,059,500	(77,476)	(23,076)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	(24,885)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	(28,167)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		860,100	(48,123)	(32,821)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		2,251,500	66,883	65,023
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		1,720,100	45,712	25,354
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	1,682
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	1,511
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,720,100	45,712	(30,566)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		2,251,500	17,999	(53,000)
Wells Fargo Bank, N.A.
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	4,851
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	(2,229)

Unrealized appreciation					1,671,707

Unrealized (depreciation)					(1,606,495)

Total					$65,212

TBA SALE COMMITMENTS OUTSTANDING at 1/31/21 (proceeds receivable $69,752,988) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.00%, 2/1/51	$2,000,000	2/18/21	$2,095,625
Uniform Mortgage-Backed Securities, 3.50%, 2/1/51	7,000,000	2/11/21	7,436,407
Uniform Mortgage-Backed Securities, 2.00%, 2/1/51	37,000,000	2/11/21	38,167,813
Uniform Mortgage-Backed Securities, 1.50%, 3/1/51	11,000,000	3/11/21	11,019,336
Uniform Mortgage-Backed Securities, 1.50%, 2/1/51	11,000,000	2/11/21	11,034,374

Total			$69,753,555

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
KRW	6,086,000,000	$42,764	$—	12/9/21	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	1.67% — Quarterly	$51,055
JPMorgan Chase Bank N.A.
THB	42,200,000	19,063	—	11/16/21	6 month THB-SIBOR-THFX6M — Semiannually	2.07% — Semiannually	23,620

Upfront premium received			—	Unrealized appreciation			74,675

Upfront premium (paid)			—	Unrealized (depreciation)			—

		Total	$—			Total	$74,675

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$119,400	$5,427	(E)	$(1)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$5,426
		308,900	13,766	(E)	(2)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,767)
		646,700	42,253		(131)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	44,561
		223,600	10,152	(E)	(38)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	10,113
		402,800	16,177	(E)	(2)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	16,175
		591,300	23,849	(E)	(3)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	23,846
		700,100	171,555	(E)	(24)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(171,578)
		364,600	16,953	(E)	(8)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	16,945
		2,042,000	208,355		(29)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(214,358)
		1,049,700	39,380	(E)	(12)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	39,368
		87,800	13,178	(E)	(3)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,181)
		627,900	84,971	(E)	(21)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(84,992)
		570,700	29,935	(E)	(19)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(29,954)
		1,521,500	31,393	(E)	(52)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	31,341
		4,485,700	36,128		(12,571)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	40,428
		4,665,200	44,935		(12,446)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	51,641
		869,200	56,932		19,111	1/19/31	1.805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(38,274)
		869,200	46,987		(9,786)	1/19/26	3 month USD-LIBOR-BBA — Quarterly	1.629% — Semiannually	37,604
		869,200	10,236	(E)	(9,788)	1/20/31	3 month USD-LIBOR-BBA — Quarterly	1.996% — Semiannually	447
		20,600	1,063	(E)	(1)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,064)
		36,500	1,403	(E)	(1)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	1,402
		3,476,800	17,467		1,904	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,742)
		3,476,800	30,645		(6,458)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	33,615
		451,100	46,147	(E)	(15)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	46,132
		748,500	3,257	(E)	(11)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	(3,267)
		4,211,100	12,932		(16)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,873)
		9,115,500	25,332		(34)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,654)
		1,863,500	201,405	(E)	(64)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(201,469)
		157,400	16,156	(E)	(5)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,151
		445,500	88,838	(E)	(15)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	88,822
		389,400	92,604	(E)	(13)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	92,590
		985,400	28,999	(E)	(14)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(29,013)
		298,300	11,249	(E)	(4)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(11,253)
		170,000	13,111	(E)	(3)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(13,113)
		649,500	35,125	(E)	(9)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,116
		35,200	2,268	(E)	(1)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(2,269)
		28,200	1,899	(E)	(1)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(1,900)
		146,200	10,257	(E)	(3)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(10,259)
		9,000	626	(E)	—	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(626)
		3,785,900	29,231		(36)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	25,720
		6,644,700	21,775	(E)	(37)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,738
		1,238,200	158,033	(E)	80,057	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(77,976)
		2,224,000	1,317		(8)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	2,456
		8,122,000	48,675		4,170	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(36,395)
		3,481,000	116,996		(2,371)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	107,292
		2,658,000	300,790		(7,162)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	284,849
		1,400,300	134,307		(58,475)	1/29/51	1.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	75,761
		1,102,500	19,663		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(18,508)
		904,100	21,405		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	20,540
		550,300	42,643		(19)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	41,907
		7,723,200	425	(E)	(43)	7/5/24	3 month USD-LIBOR-BBA — Quarterly	0.41% — Semiannually	382
		595,700	52,780		(414)	12/1/50	3 month USD-LIBOR-BBA — Quarterly	1.26% — Semiannually	(52,174)
		6,494,000	11,774		(41)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,503)
		7,050,600	255,366		(135)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(246,434)
		5,412,000	6,576	(E)	(5,118)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	1,458
		39,822,000	231,565	(E)	(63,919)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	167,646
		48,670,000	1,189,543	(E)	(367,646)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	821,898
		3,129,000	291,629	(E)	150,969	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	(140,660)
		5,658,000	122,258	(E)	(1,044)	3/17/31	0.700% — Annually	Secured Overnight Financing Rate — Annually	121,214
		1,697,300	32,588	(E)	(24)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(32,612)
		2,195,000	90		(8)	1/7/23	3 month USD-LIBOR-BBA — Quarterly	0.188% — Semiannually	(4)
		4,801,000	87,974		(64)	1/7/31	3 month USD-LIBOR-BBA — Quarterly	0.9355% — Semiannually	(85,833)
		156,000	4,149		(5)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(4,028)
		156,000	2,704		(5)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(2,580)
		1,749,000	658		(7)	1/8/23	3 month USD-LIBOR-BBA — Quarterly	0.205% — Semiannually	607
		4,341,000	41,088		(58)	1/8/31	3 month USD-LIBOR-BBA — Quarterly	1.0275% — Semiannually	(38,973)
		521,000	9,944		(18)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.539% — Semiannually	(9,531)
		1,292,000	739		(5)	1/11/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	719
		3,917,000	21,414		(52)	1/11/31	3 month USD-LIBOR-BBA — Quarterly	1.070% — Semiannually	(19,651)
		4,978,000	642		(66)	1/13/31	1.12792% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,926)
		2,011,000	1,146		(8)	1/13/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	1,116
		2,381,000	2,052		(32)	1/13/31	3 month USD-LIBOR-BBA — Quarterly	1.1355% — Semiannually	3,091
		1,050,000	7,556		(36)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	8,212
		1,610,000	8,407		(55)	1/15/51	1.5945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,395
		1,610,300	10,554		(55)	1/26/51	3 month USD-LIBOR-BBA — Quarterly	1.589% — Semiannually	(10,311)
		765,000	493		(3)	1/15/23	3 month USD-LIBOR-BBA — Quarterly	0.2205% — Semiannually	478
		1,021,000	2,792		(14)	1/15/31	3 month USD-LIBOR-BBA — Quarterly	1.0991% — Semiannually	(2,424)
		700,000	3,454		(24)	1/19/51	3 month USD-LIBOR-BBA — Quarterly	1.5955% — Semiannually	(3,162)
		1,300,000	6,861		(17)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,727
		461,000	9,297		(16)	2/1/51	3 month USD-LIBOR-BBA — Quarterly	1.535% — Semiannually	(9,313)
		9,829,500	8,797	(E)	(55)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,743
		2,052,000	1,457		(70)	2/2/51	1.621% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,527)
	AUD	9,400	182	(E)	—	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	182
	AUD	32,200	1,154	(E)	—	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,154
	AUD	12,000	493	(E)	—	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	493
	AUD	20,900	1,138	(E)	—	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,137
	AUD	76,000	5,473	(E)	(1)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,472
	AUD	5,000	417	(E)	—	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	417
	AUD	810,000	2,578		(238)	12/16/25	6 month AUD-BBR-BBSW — Semiannually	0.351% — Semiannually	(2,591)
	AUD	720,000	14,683		(1,828)	12/16/30	6 month AUD-BBR-BBSW — Semiannually	0.851% — Semiannually	(15,954)
	AUD	1,381,000	27,668	(E)	8,652	3/17/31	6 month AUD-BBR-BBSW — Semiannually	0.90% — Semiannually	(19,016)
	CAD	640,000	2,974		321	12/16/25	3 month CAD-BA-CDOR — Semiannually	0.751% — Semiannually	(2,483)
	CAD	970,000	22,864		946	12/16/30	3 month CAD-BA-CDOR — Semiannually	1.051% — Semiannually	(21,366)
	CAD	1,090,000	87,523		(3,377)	12/16/50	3 month CAD-BA-CDOR — Semiannually	1.451% — Semiannually	(89,839)
	CAD	2,058,000	31,148	(E)	24,488	3/17/31	3 month CAD-BA-CDOR — Semiannually	1.20% — Semiannually	(6,660)
	CHF	1,374,000	18,649	(E)	(13,654)	3/17/31	—	0.33% plus 6 month CHF-LIBOR-BBA — Semiannually	4,996
	CNY	14,840,000	73,963		(119)	6/1/25	China Fixing Repo Rates 7 day — Quarterly	1.9725% — Quarterly	(75,172)
	CNY	36,600,000	159,349		(295)	6/3/25	China Fixing Repo Rates 7 day — Quarterly	2.072% — Quarterly	(161,836)
	CNY	36,600,000	118,901		16,692	6/3/25	China Fixing Repo Rates 7 day — Quarterly	2.245% — Quarterly	(102,803)
	CNY	7,500,000	18,018		7,217	6/3/25	China Fixing Repo Rates 7 day — Quarterly	2.3775% — Quarterly	(10,672)
	EUR	60,400	28,487	(E)	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(28,490)
	EUR	82,300	35,963		(3)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	37,377
	EUR	91,000	37,020		(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(38,408)
	EUR	91,800	35,537		(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(36,875)
	EUR	260,300	91,743		(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(95,113)
	EUR	420,000	176,465	(E)	(16)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	176,449
	EUR	283,000	93,109		(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(97,051)
	EUR	87,500	28,174	(E)	(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(28,178)
	EUR	79,600	22,005		(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(22,985)
	EUR	211,200	50,595		(8)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(52,951)
	EUR	258,600	29,555	(E)	(10)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(29,565)
	EUR	107,000	1,200	(E)	(4)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	1,196
	EUR	312,300	11,714		(12)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(13,267)
	EUR	585,500	97,491		(22)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	102,679
	EUR	115,200	1,658	(E)	(4)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,654
	EUR	81,200	11,951	(E)	(3)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	11,948
	EUR	302,300	5,796	(E)	(6)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(5,803)
	EUR	55,900	810	(E)	(1)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	808
	EUR	5,470,000	10,428		(2,981)	12/16/22	0.451% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	8,233
	EUR	5,700,000	29,073		(30,560)	12/16/30	0.151% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	1,937
	EUR	4,600,000	12,013		(2,370)	12/16/25	0.401% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	10,654
	EUR	710,000	18,928		(6,237)	12/16/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.051% — Annually	(24,520)
	EUR	133,400	1,854	(E)	(3)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,851
	EUR	52,200	726	(E)	(1)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	725
	EUR	3,632,000	56,338	(E)	(49,402)	3/17/31	—	0.30% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	6,936
	GBP	1,000,000	3,776		(3,096)	12/16/25	Sterling Overnight Index Average — Annually	0.001% — Annually	(6,955)
	GBP	990,000	10,773		7,961	12/16/30	0.201% — Annually	Sterling Overnight Index Average — Annually	18,469
	GBP	1,229,000	29,231	(E)	1,879	3/17/31	Sterling Overnight Index Average — Annually	0.12% — Annually	(27,352)
	JPY	22,710,500	12,965	(E)	(7)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(12,972)
	JPY	26,213,100	12,266	(E)	(8)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	12,258
	NOK	7,179,000	15,476	(E)	(436)	3/17/31	6 month NOK-NIBOR-NIBR — Semiannually	1.20% — Annually	(15,912)
	NZD	869,000	18,466	(E)	823	3/17/31	3 month NZD-BBR-FRA — Quarterly	0.90% — Semiannually	(17,643)
	SEK	18,866,000	34,349	(E)	(7,047)	3/17/31	0.300% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	27,295

	Total				$(355,364)				$2,429
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$23,165	$22,745	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(88)
Barclays Bank PLC
2,891,331	2,896,465	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	11,600
150,910	150,910	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	340
23,400	23,443	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(104)
608,403	609,330	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,580)
13,142	12,668	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	305
23,116	22,697	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(88)
8,129	7,977	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(39)
30,299	29,718	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	116
34,049	33,669	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	76
14,389	14,229	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	32
28,198	28,546	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	709
296	299	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	7
Citibank, N.A.
54,901	54,998	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	220
Credit Suisse International
5,321	5,129	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(124)
37,114	36,159	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(397)
32,594	31,755	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(349)
46,281	45,442	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	175
22,105	21,681	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	85
Goldman Sachs International
13,341	13,361	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(57)
16,004	16,029	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(68)
302,282	302,742	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,282)
23,142	22,307	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(537)
56,991	55,923	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(270)
32,348	31,515	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(346)
30,010	29,448	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(142)
20,181	19,803	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(96)
20,181	19,803	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(96)
36,453	35,754	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	139
10,177	10,093	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	47
2,008	2,033	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	51
JPMorgan Chase Bank N.A.
36,453	35,754	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	139
JPMorgan Securities LLC
31,557	31,206	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(70)
15,321	14,768	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	356
135,493	132,953	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	643
Morgan Stanley & Co. International PLC
469,326	469,326	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	1,402

Upfront premium received		—	Unrealized appreciation			16,442

Upfront premium (paid)		—	Unrealized (depreciation)			(6,733)

	Total	$—			Total	$9,709

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	1,578,000	$188,760	$(56)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$188,703
EUR	3,160,000	181,356	(58)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	181,298
EUR	3,160,000	178,204	(58)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	178,146
EUR	894,000	124,063	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	124,063
EUR	894,000	44,663	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(44,663)
EUR	3,435,000	131,322	(40)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(131,362)
EUR	3,435,000	132,164	(40)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(132,204)
EUR	3,435,000	132,443	(41)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(132,484)
EUR	3,435,000	132,722	(41)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(132,763)
EUR	1,578,000	308,873	(74)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(308,948)
EUR	3,160,000	401,831	(112)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(401,944)
EUR	3,160,000	406,403	(112)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(406,515)
GBP	1,807,000	186,559	(39)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	186,520
GBP	2,319,000	102,308	(30)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	102,278
GBP	2,024,000	100,658	(48)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	100,611
GBP	1,409,000	86,147	(33)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	86,114
GBP	1,084,000	57,936	(25)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	57,911
GBP	1,160,000	50,812	(15)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	50,797
GBP	1,160,000	48,244	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	48,244
GBP	506,000	29,549	(12)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	29,537
GBP	543,000	201,611	(29)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(201,640)
	$1,669,000	34,415	(17)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	34,398
	1,669,000	28,233	(17)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	28,216
	5,140,000	456,324	7,969	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(448,355)
	5,770,000	472,430	44,397	7/10/30	1.6625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(428,031)

Total			$51,469				$(1,372,073)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$2,666	$39,000	$10,124	5/11/63	300 bp — Monthly	$(7,436)
	CMBX NA BBB-.6 Index	BB/P	5,303	88,000	22,845	5/11/63	300 bp — Monthly	(17,490)
	CMBX NA BBB-.6 Index	BB/P	10,865	176,000	45,690	5/11/63	300 bp — Monthly	(34,722)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	2,345	14,000	1,050	5/11/63	200 bp — Monthly	1,300
	CMBX NA A.6 Index	A/P	6,014	34,000	2,550	5/11/63	200 bp — Monthly	3,477
	CMBX NA BB.11 Index	BB-/P	40,115	71,000	12,965	11/18/54	500 bp — Monthly	27,219
	CMBX NA BB.6 Index	B/P	30,268	211,000	88,768	5/11/63	500 bp — Monthly	(58,294)
	CMBX NA BB.7 Index	B+/P	15,922	312,000	116,969	1/17/47	500 bp — Monthly	(100,743)
	CMBX NA BBB-.6 Index	BB/P	146,143	2,295,000	595,782	5/11/63	300 bp — Monthly	(448,300)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	8,159	61,000	22,869	1/17/47	500 bp — Monthly	(14,650)
	CMBX NA BBB-.6 Index	BB/P	257,363	2,739,000	711,044	5/11/63	300 bp — Monthly	(452,084)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	99	2,000	150	5/11/63	200 bp — Monthly	(51)
	CMBX NA A.6 Index	A/P	790	16,000	1,200	5/11/63	200 bp — Monthly	(403)
	CMBX NA A.6 Index	A/P	(15)	25,000	1,875	5/11/63	200 bp — Monthly	(1,880)
	CMBX NA A.6 Index	A/P	1,158	38,000	2,850	5/11/63	200 bp — Monthly	(1,677)
	CMBX NA A.6 Index	A/P	4,172	81,000	6,075	5/11/63	200 bp — Monthly	(1,871)
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	378	12/16/72	300 bp — Monthly	(79)
	CMBX NA BBB-.13 Index	BBB-/P	298	5,000	378	12/16/72	300 bp — Monthly	(77)
	CMBX NA BBB-.13 Index	BBB-/P	1,315	18,000	1,361	12/16/72	300 bp — Monthly	(35)
	CMBX NA BBB-.6 Index	BB/P	1,407	13,000	3,375	5/11/63	300 bp — Monthly	(1,960)
	CMBX NA BBB-.6 Index	BB/P	1,906	14,000	3,634	5/11/63	300 bp — Monthly	(1,720)
	CMBX NA BBB-.6 Index	BB/P	2,976	27,000	7,009	5/11/63	300 bp — Monthly	(4,017)
	CMBX NA BBB-.6 Index	BB/P	4,248	38,000	9,865	5/11/63	300 bp — Monthly	(5,594)
	CMBX NA BBB-.6 Index	BB/P	4,273	54,000	14,018	5/11/63	300 bp — Monthly	(9,714)
	CMBX NA BBB-.6 Index	BB/P	7,899	73,000	18,951	5/11/63	300 bp — Monthly	(11,010)
	CMBX NA BBB-.6 Index	BB/P	7,929	73,000	18,951	5/11/63	300 bp — Monthly	(10,979)
	CMBX NA BBB-.6 Index	BB/P	11,382	97,000	25,181	5/11/63	300 bp — Monthly	(13,743)
	CMBX NA BBB-.6 Index	BB/P	17,898	147,000	38,161	5/11/63	300 bp — Monthly	(20,178)
	CMBX NA BBB-.6 Index	BB/P	10,491	154,000	39,978	5/11/63	300 bp — Monthly	(29,397)
	CMBX NA BBB-.6 Index	BB/P	48,302	515,000	133,694	5/11/63	300 bp — Monthly	(85,092)
	CMBX NA BBB-.6 Index	BB/P	46,305	616,000	159,914	5/11/63	300 bp — Monthly	(113,249)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	BB-/P	6,419	80,000	25,528	5/11/63	500 bp — Monthly	(19,031)
	CMBX NA BB.6 Index	B/P	51,480	100,000	42,070	5/11/63	500 bp — Monthly	9,507
	CMBX NA BBB-.13 Index	BBB-/P	532	9,000	680	12/16/72	300 bp — Monthly	(143)
	CMBX NA BBB-.6 Index	BB/P	178,394	558,000	144,857	5/11/63	300 bp — Monthly	33,863
	CMBX NA BBB-.7 Index	BB+/P	4,695	20,000	4,080	1/17/47	300 bp — Monthly	627
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB/P	198,044	735,000	190,806	5/11/63	300 bp — Monthly	7,667
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	8,447	722,000	15,884	12/16/72	200 bp — Monthly	(7,196)
	CMBX NA BB.6 Index	B/P	11,787	48,000	20,194	5/11/63	500 bp — Monthly	(8,359)
	CMBX NA BB.6 Index	B/P	23,902	97,000	40,808	5/11/63	500 bp — Monthly	(16,812)
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	378	12/16/72	300 bp — Monthly	(79)
	CMBX NA BBB-.13 Index	BBB-/P	33,611	452,000	34,171	12/16/72	300 bp — Monthly	(410)
	CMBX NA BBB-.13 Index	BBB-/P	40,163	590,000	44,604	12/16/72	300 bp — Monthly	(4,096)
	CMBX NA BBB-.6 Index	BB/P	65,061	982,000	254,927	5/11/63	300 bp — Monthly	(189,298)

Upfront premium received			1,321,138		Unrealized appreciation			83,660

Upfront premium (paid)			(15)		Unrealized (depreciation)			(1,691,869)

	Total		$1,321,123				Total	$(1,608,209)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(101)	$1,000	$75	5/11/63	(200 bp) — Monthly	$(26)
	CMBX NA BB.10 Index	(3,861)	37,000	11,807	11/17/59	(500 bp) — Monthly	7,909
	CMBX NA BB.10 Index	(3,399)	31,000	9,892	11/17/59	(500 bp) — Monthly	6,463
	CMBX NA BB.11 Index	(8,232)	114,000	20,816	11/18/54	(500 bp) — Monthly	12,474
	CMBX NA BB.11 Index	(14,511)	112,000	20,451	11/18/54	(500 bp) — Monthly	5,832
	CMBX NA BB.11 Index	(3,582)	38,000	6,939	11/18/54	(500 bp) — Monthly	3,320
	CMBX NA BB.11 Index	(1,650)	24,000	4,382	11/18/54	(500 bp) — Monthly	2,709
	CMBX NA BB.11 Index	(830)	16,000	2,922	11/18/54	(500 bp) — Monthly	2,076
	CMBX NA BB.11 Index	(816)	16,000	2,922	11/18/54	(500 bp) — Monthly	2,090
	CMBX NA BB.12 Index	(1,030)	12,000	1,942	8/17/61	(500 bp) — Monthly	900
	CMBX NA BB.8 Index	(6,581)	51,161	18,044	10/17/57	(500 bp) — Monthly	11,414
	CMBX NA BB.8 Index	(527)	2,896	1,021	10/17/57	(500 bp) — Monthly	492
	CMBX NA BB.9 Index	(21,263)	206,000	60,832	9/17/58	(500 bp) — Monthly	39,368
	CMBX NA BB.9 Index	(6,581)	102,000	30,121	9/17/58	(500 bp) — Monthly	23,440
	CMBX NA BB.9 Index	(5,162)	80,000	23,624	9/17/58	(500 bp) — Monthly	18,385
	CMBX NA BB.9 Index	(906)	25,000	7,383	9/17/58	(500 bp) — Monthly	6,452
	CMBX NA BB.9 Index	(707)	18,000	5,315	9/17/58	(500 bp) — Monthly	4,591
	CMBX NA BB.9 Index	(645)	16,000	4,725	9/17/58	(500 bp) — Monthly	4,064
	CMBX NA BBB-.10 Index	(5,249)	22,000	2,688	11/17/59	(300 bp) — Monthly	(2,573)
	CMBX NA BBB-.10 Index	(4,875)	21,000	2,566	11/17/59	(300 bp) — Monthly	(2,321)
	CMBX NA BBB-.10 Index	(4,675)	19,000	2,322	11/17/59	(300 bp) — Monthly	(2,365)
	CMBX NA BBB-.10 Index	(789)	5,000	611	11/17/59	(300 bp) — Monthly	(181)
	CMBX NA BBB-.12 Index	(5,641)	25,000	2,030	8/17/61	(300 bp) — Monthly	(3,626)
	CMBX NA BBB-.12 Index	(2,854)	14,000	1,137	8/17/61	(300 bp) — Monthly	(1,726)
	CMBX NA BBB-.10 Index	(48,562)	163,000	19,919	11/17/59	(300 bp) — Monthly	(28,738)
	CMBX NA BBB-.11 Index	(28,486)	89,000	6,266	11/18/54	(300 bp) — Monthly	(22,273)
	CMBX NA BBB-.11 Index	(26,571)	81,000	5,702	11/18/54	(300 bp) — Monthly	(20,916)
	CMBX NA BBB-.11 Index	(13,070)	40,000	2,816	11/18/54	(300 bp) — Monthly	(10,277)
	CMBX NA BBB-.11 Index	(5,028)	35,000	2,464	11/18/54	(300 bp) — Monthly	(2,585)
	CMBX NA BBB-.11 Index	(5,559)	17,000	1,197	11/18/54	(300 bp) — Monthly	(4,373)
	CMBX NA BBB-.11 Index	(147)	1,000	70	11/18/54	(300 bp) — Monthly	(77)
	CMBX NA BBB-.12 Index	(38,795)	123,000	9,988	8/17/61	(300 bp) — Monthly	(28,879)
	CMBX NA BBB-.12 Index	(42,020)	123,000	9,988	8/17/61	(300 bp) — Monthly	(32,104)
	CMBX NA BBB-.12 Index	(31,283)	90,000	7,308	8/17/61	(300 bp) — Monthly	(24,028)
	CMBX NA BBB-.12 Index	(28,068)	84,000	6,821	8/17/61	(300 bp) — Monthly	(21,296)
	CMBX NA BBB-.12 Index	(22,555)	64,000	5,197	8/17/61	(300 bp) — Monthly	(17,395)
	CMBX NA BBB-.12 Index	(8,469)	50,000	4,060	8/17/61	(300 bp) — Monthly	(4,438)
	CMBX NA BBB-.12 Index	(15,365)	46,000	3,735	8/17/61	(300 bp) — Monthly	(11,656)
	CMBX NA BBB-.12 Index	(15,466)	44,000	3,573	8/17/61	(300 bp) — Monthly	(11,919)
	CMBX NA BBB-.12 Index	(7,610)	40,000	3,248	8/17/61	(300 bp) — Monthly	(4,385)
	CMBX NA BBB-.7 Index	(656)	3,000	612	1/17/47	(300 bp) — Monthly	(46)
	CMBX NA BBB-.9 Index	(10,410)	44,000	5,280	9/17/58	(300 bp) — Monthly	(5,156)
	Credit Suisse International
	CMBX NA BB.10 Index	(10,274)	77,000	24,571	11/17/59	(500 bp) — Monthly	14,222
	CMBX NA BB.10 Index	(9,157)	77,000	24,571	11/17/59	(500 bp) — Monthly	15,339
	CMBX NA BB.10 Index	(5,096)	41,000	13,083	11/17/59	(500 bp) — Monthly	7,947
	CMBX NA BB.7 Index	(8,049)	456,000	191,839	5/11/63	(500 bp) — Monthly	183,347
	CMBX NA BB.7 Index	(29,146)	158,000	59,234	1/17/47	(500 bp) — Monthly	29,935
	CMBX NA BB.7 Index	(2,467)	15,000	5,624	1/17/47	(500 bp) — Monthly	3,142
	CMBX NA BB.8 Index	(1,051)	5,792	2,043	10/17/57	(500 bp) — Monthly	986
	CMBX NA BB.9 Index	(27,568)	275,000	81,208	9/17/58	(500 bp) — Monthly	53,372
	Goldman Sachs International
	CMBX NA BB.7 Index	(6,053)	40,000	14,996	1/17/47	(500 bp) — Monthly	8,904
	CMBX NA BB.12 Index	(10,252)	28,000	4,530	8/17/61	(500 bp) — Monthly	(5,749)
	CMBX NA BB.7 Index	(45,077)	222,000	83,228	1/17/47	(500 bp) — Monthly	37,935
	CMBX NA BB.7 Index	(16,057)	98,000	36,740	1/17/47	(500 bp) — Monthly	20,588
	CMBX NA BB.8 Index	(2,266)	19,306	6,809	10/17/57	(500 bp) — Monthly	4,524
	CMBX NA BB.9 Index	(3,233)	30,000	8,859	9/17/58	(500 bp) — Monthly	5,597
	CMBX NA BB.9 Index	(583)	15,000	4,430	9/17/58	(500 bp) — Monthly	3,832
	CMBX NA BB.9 Index	(595)	5,000	1,477	9/17/58	(500 bp) — Monthly	877
	CMBX NA BB.9 Index	(602)	5,000	1,477	9/17/58	(500 bp) — Monthly	870
	CMBX NA BB.9 Index	(313)	3,000	886	9/17/58	(500 bp) — Monthly	570
	CMBX NA BB.9 Index	(478)	3,000	886	9/17/58	(500 bp) — Monthly	405
	CMBX NA BB.9 Index	(319)	2,000	591	9/17/58	(500 bp) — Monthly	270
	CMBX NA BB.9 Index	(320)	2,000	591	9/17/58	(500 bp) — Monthly	268
	CMBX NA BB.9 Index	(319)	2,000	591	9/17/58	(500 bp) — Monthly	269
	CMBX NA BB.9 Index	(158)	1,000	295	9/17/58	(500 bp) — Monthly	136
	CMBX NA BBB-.10 Index	(312)	2,000	244	11/17/59	(300 bp) — Monthly	(69)
	CMBX NA BBB-.12 Index	(22,965)	68,000	5,522	8/17/61	(300 bp) — Monthly	(17,483)
	CMBX NA BBB-.6 Index	(3,452)	69,000	17,912	5/11/63	(300 bp) — Monthly	14,420
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(183,795)	337,000	61,536	11/18/54	(500 bp) — Monthly	(122,587)
	CMBX NA BB.12 Index	(51,626)	94,000	15,209	8/17/61	(500 bp) — Monthly	(36,509)
	CMBX NA BB.17 Index	(13,221)	27,000	10,122	1/17/47	(500 bp) — Monthly	(3,125)
	CMBX NA BB.8 Index	(4,461)	8,688	3,064	10/17/57	(500 bp) — Monthly	(1,405)
	CMBX NA BB.9 Index	(4,942)	10,000	2,953	9/17/58	(500 bp) — Monthly	(1,999)
	CMBX NA BBB-.10 Index	(6,762)	41,000	5,010	11/17/59	(300 bp) — Monthly	(1,775)
	CMBX NA BBB-.12 Index	(6,525)	32,000	2,598	8/17/61	(300 bp) — Monthly	(3,945)
	CMBX NA BBB-.12 Index	(4,174)	18,000	1,462	8/17/61	(300 bp) — Monthly	(2,723)
	CMBX NA BBB-.10 Index	(17,466)	62,000	7,576	11/17/59	(300 bp) — Monthly	(9,926)
	CMBX NA BBB-.10 Index	(15,790)	53,000	6,477	11/17/59	(300 bp) — Monthly	(9,344)
	CMBX NA BBB-.11 Index	(24,830)	79,000	5,562	11/18/54	(300 bp) — Monthly	(19,314)
	CMBX NA BBB-.11 Index	(12,572)	40,000	2,816	11/18/54	(300 bp) — Monthly	(9,779)
	CMBX NA BBB-.11 Index	(11,928)	37,000	2,605	11/18/54	(300 bp) — Monthly	(9,345)
	CMBX NA BBB-.12 Index	(15,595)	47,000	3,816	8/17/61	(300 bp) — Monthly	(11,806)
	Merrill Lynch International
	CMBX NA BB.10 Index	(4,211)	74,000	23,613	11/17/59	(500 bp) — Monthly	19,331
	CMBX NA BB.11 Index	(41,022)	83,000	15,156	11/18/54	(500 bp) — Monthly	(25,946)
	CMBX NA BB.7 Index	(5,378)	31,000	11,622	1/17/47	(500 bp) — Monthly	6,214
	CMBX NA BB.9 Index	(9,700)	249,000	73,530	9/17/58	(500 bp) — Monthly	63,587
	CMBX NA BBB-.10 Index	(13,217)	61,000	7,454	11/17/59	(300 bp) — Monthly	(5,798)
	CMBX NA BBB-.7 Index	(1,311)	16,000	3,264	1/17/47	(300 bp) — Monthly	1,944
	CMBX NA BBB-.9 Index	(7,225)	39,000	4,680	9/17/58	(300 bp) — Monthly	(2,567)
	CMBX NA BBB-.9 Index	(4,261)	23,000	2,760	9/17/58	(300 bp) — Monthly	(1,514)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(3,880)	37,000	11,807	11/17/59	(500 bp) — Monthly	7,890
	CMBX NA BB.11 Index	(5,991)	61,000	11,139	11/18/54	(500 bp) — Monthly	5,089
	CMBX NA BB.11 Index	(2,478)	26,000	4,748	11/18/54	(500 bp) — Monthly	2,245
	CMBX NA BB.12 Index	(2,502)	35,000	5,663	8/17/61	(500 bp) — Monthly	3,127
	CMBX NA BB.12 Index	(19,800)	33,000	5,339	8/17/61	(500 bp) — Monthly	(14,493)
	CMBX NA BB.12 Index	(1,825)	25,000	4,045	8/17/61	(500 bp) — Monthly	2,195
	CMBX NA BB.12 Index	(1,552)	22,000	3,560	8/17/61	(500 bp) — Monthly	1,986
	CMBX NA BB.12 Index	(1,144)	14,000	2,265	9/17/58	(500 bp) — Monthly	1,108
	CMBX NA BB.7 Index	(12,267)	61,000	22,869	1/17/47	(500 bp) — Monthly	10,542
	CMBX NA BB.7 Index	(4,844)	24,000	8,998	1/17/47	(500 bp) — Monthly	4,131
	CMBX NA BB.7 Index	(3,471)	18,000	6,748	1/17/47	(500 bp) — Monthly	3,260
	CMBX NA BB.8 Index	(4,944)	9,653	3,405	10/17/57	(500 bp) — Monthly	(1,549)
	CMBX NA BB.9 Index	(3,693)	42,000	12,403	9/17/58	(500 bp) — Monthly	8,669
	CMBX NA BB.9 Index	(2,276)	37,000	10,926	9/17/58	(500 bp) — Monthly	8,614
	CMBX NA BB.9 Index	(2,179)	29,000	8,564	9/17/58	(500 bp) — Monthly	6,357
	CMBX NA BB.9 Index	(1,642)	27,000	7,973	9/17/58	(500 bp) — Monthly	6,305
	CMBX NA BB.9 Index	(843)	17,000	5,020	9/17/58	(500 bp) — Monthly	4,161
	CMBX NA BB.9 Index	(508)	13,000	3,839	9/17/58	(500 bp) — Monthly	3,318
	CMBX NA BB.9 Index	(1,334)	11,000	3,248	9/17/58	(500 bp) — Monthly	1,904
	CMBX NA BB.9 Index	(369)	6,000	1,772	9/17/58	(500 bp) — Monthly	1,397
	CMBX NA BB.9 Index	(606)	5,000	1,477	9/17/58	(500 bp) — Monthly	865
	CMBX NA BBB-.10 Index	(3,954)	33,000	4,033	11/17/59	(300 bp) — Monthly	59
	CMBX NA BBB-.10 Index	(7,314)	30,000	3,666	11/17/59	(300 bp) — Monthly	(3,665)
	CMBX NA BBB-.10 Index	(4,553)	21,000	2,566	11/17/59	(300 bp) — Monthly	(1,999)
	CMBX NA BBB-.10 Index	(4,109)	19,000	2,322	11/17/59	(300 bp) — Monthly	(1,798)
	CMBX NA BBB-.10 Index	(2,435)	17,000	2,077	11/17/59	(300 bp) — Monthly	(367)
	CMBX NA BBB-.10 Index	(3,784)	16,000	1,955	11/17/59	(300 bp) — Monthly	(1,838)
	CMBX NA BBB-.10 Index	(2,296)	10,000	1,222	11/17/59	(300 bp) — Monthly	(1,080)
	CMBX NA BBB-.12 Index	(14,671)	63,000	5,116	8/17/61	(300 bp) — Monthly	(9,593)
	CMBX NA BBB-.12 Index	(4,382)	21,000	1,705	8/17/61	(300 bp) — Monthly	(2,689)
	CMBX NA BBB-.11 Index	(27,206)	85,000	5,984	11/18/54	(300 bp) — Monthly	(21,272)
	CMBX NA BBB-.12 Index	(4,119)	20,000	1,624	8/17/61	(300 bp) — Monthly	(2,507)
	CMBX NA BBB-.12 Index	(4,314)	13,000	1,056	8/17/61	(300 bp) — Monthly	(3,272)
	CMBX NA BBB-.7 Index	(41)	1,000	204	1/17/47	(300 bp) — Monthly	166

	Upfront premium received	—			Unrealized appreciation		734,198

	Upfront premium (paid)	(1,280,087)			Unrealized (depreciation)		(632,189)

	Total	$(1,280,087)				Total	$102,009
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $261,831,230.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/21
Short-term investments
	Putnam Short Term Investment Fund**	$7,237,903	$17,869,005	$17,884,712	$3,902	$7,222,196

	Total Short-term investments	$7,237,903	$17,869,005	$17,884,712	$3,902	$7,222,196
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $504,900.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,181,749.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $29,000.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,875,709.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $94,036,708 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.1%
	Japan	6.8
	France	3.0
	Italy	2.1
	Spain	1.7
	Canada	1.6
	United Kingdom	1.5
	Supra-Nation	1.2
	Australia	0.8
	Switzerland	0.7
	Mexico	0.6
	Indonesia	0.6
	Belgium	0.6
	Other	5.7

	Total	100.0%
⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,419,967 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,181,749 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$9,791,467	$—
Corporate bonds and notes	—	74,958,312	—
Foreign government and agency bonds and notes	—	86,159,390	—
Mortgage-backed securities	—	76,945,359	—
Purchased options outstanding	—	65,847	—
Purchased swap options outstanding	—	2,069,941	—
U.S. government and agency mortgage obligations	—	129,471,669	—
U.S. treasury obligations	—	111,729	—
Short-term investments	370,000	13,321,517	—

Totals by level	$370,000	$392,895,231	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$339,304	$—
Futures contracts	(337,943)	—	—
Written options outstanding	—	(3,174)	—
Written swap options outstanding	—	(3,073,623)	—
Forward premium swap option contracts	—	65,212	—
TBA sale commitments	—	(69,753,555)	—
Interest rate swap contracts	—	432,468	—
Total return swap contracts	—	(1,413,833)	—
Credit default contracts	—	(1,547,236)	—

Totals by level	$(337,943)	$(74,954,437)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$22,000,000
Purchased currency option contracts (contract amount)	$66,800,000
Purchased swap option contracts (contract amount)	$173,900,000
Written TBA commitment option contracts (contract amount)	$22,000,000
Written currency option contracts (contract amount)	$65,000,000
Written swap option contracts (contract amount)	$153,800,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$315,200,000
OTC interest rate swap contracts (notional)	$6,800,000
Centrally cleared interest rate swap contracts (notional)	$333,100,000
OTC total return swap contracts (notional)	$5,400,000
Centrally cleared total return swap contracts (notional)	$68,100,000
OTC credit default contracts (notional)	$18,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com